Liquidity and going concern	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and going concern
2. Liquidity and going concern:

In connection with preparing consolidated financial statements for each annual and interim reporting period, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Substantial doubt exists when conditions and events, considered in the aggregate, indicate that it is probable that the Company will be unable to meet its obligations as they become due within one year after the date that the consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date that the consolidated financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the consolidated financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the consolidated financial statements are issued.
Management's evaluation has concluded that there are no known or currently foreseeable conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements were issued. These consolidated financial statements have therefore been prepared on the basis that the Company will continue as a going concern.
At December 31, 2019, the Company's net working capital was $53,591 (2018 - $64,436) including cash and cash equivalents (including restricted cash) of $46,012 (2018 - $61,119), and long-term debt, including the royalty payable, was $67,137, of which $19,503 matures in 2020. The Company generated net income from continuing operations of $188 (2018 - loss of $40,770) and net cash flow used in continuing operating activities was $15,685 (2018 - cash used in continuing operating activities of $27,437). The Company has an accumulated deficit of $998,320 (2018 - accumulated deficit of $998,361).
The Company continues to work towards its goal of increasing profitability while growing its businesses, which can be seen in the improved results from operations and operating cash flows in 2018 and 2019. The resolution of the SEC investigation in September 2019 has assisted the Company in improving its operating results going forward by redirecting management's attention to strategic and operational matters, and by significantly reducing legal and advisory costs incurred in relation to the investigation.
As part of its on-going monitoring of financial condition, management is closely evaluating the Company's debt service requirements, in particular, its $17,500 convertible debt which matures on June 1, 2021. This debt is convertible into common shares at the option of the holder at a conversion price of $2.17 per common share. Below this price, the Company would have to repay the principal amount in cash. See note 14 of the consolidated financial statements for additional details of debt service requirements and the convertible debt.
Management is also evaluating foreseeable future cash flows from the Cummins Westport joint venture investment, as the joint venture term is scheduled to end on December 31, 2021. The joint venture pays significant dividends to the joint venture partners, with Westport receiving $25,045 as dividends in 2019 (2018 - $23,191). As per the joint venture agreement, both Cummins Inc. and the Company have equal rights to the joint venture’s intellectual property. However, there is no certainty that the Company will be able to monetize the intellectual property to the level of the current dividends received from the joint venture. See note 8 (a) for additional details related to the Cummins Westport joint venture.
2. Liquidity and going concern (continued):

Management is closely evaluating the impact of COVID-19 on the Company's business. The Company has significant operations in Italy where there has been a large number of cases. The Company also sources components from China. At this time, management does not see a material impact to its business, however, the situation is evolving and could become material if the supply chain disruption is prolonged or end customer demand declines.
Management believes that the cash on hand at December 31, 2019 and, the continued improvements in operational performance will provide the cash flow necessary to fund operations over the next year to March 2021. The ability to continue as a going concern beyond March 2021 will be dependent on the Company's ability to generate sufficient positive cash flows from operations, successful conversion of or refinancing of the convertible debt, effective management of the Cummins Westport joint venture transition and on the Company's ability to finance its long term strategic objectives and operations (specifically the growth of the HPDI business). If, as a result of future events, the Company was to determine it was no longer able to continue as a going concern, significant adjustments would be required to the carrying value of assets and liabilities in the accompanying, consolidated financial statements and the adjustments could be material.